LEASES (Schedule of Future Lease Payments) (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Leases [Abstract]
Remainder of 2019	$ 95
2020	177
2021	135
2022	42
Total future lease payments	449
Less imputed interest	(26)
Total lease liability balance	$ 423